Significant Transactions (Details 1) - Trellis Solutions, Inc [Member]	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Cash	$ 21
Accounts receivable, net	77
Other assets	6
Acquired technology	210
Acquired trade name	80
Customer relationships	220
Goodwill	3,229
Accounts payable and accrued expenses	(283)
Deferred revenue	(31)
Net assets acquired	$ 3,529